Document and Entity Information	4 Months Ended
Sep. 30, 2014
Document And Entity Information
Entity Registrant Name	HDIMAX MEDIA, INC.
Entity Central Index Key	0000356870
Document Type	S-1
Document Period End Date	Sep. 30, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	48,500,000
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2014